FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 7) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Recurring fair value measurement [member] | Swap contract [member]
Financial Assets
Financial assets	$ 458	$ 173